Financial risk management: (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management:
Schedule of exchange rate risk

	December 31,
	2022		2023

	(Thousands of dollars)
Asset	Ps.	372,991	Ps.	507,164
Liability		(5,520)		(6,419)
Monetary active position	Ps.	367,471	Ps.	500,745

Schedule of liquidity position

	Cash and		Loans and		Loans and
	cash		Short - term		Long - term		Total Loans
December 31, 2022	equivalents		Debt		Debt		and Debt
Mexico	Ps.	9,573,039	Ps.	1,486,817	Ps.	2,505,318	Ps.	3,992,135
Aerostar		2,334,403		377,215		9,891,961		10,269,176
Airplan		1,267,549		5,964		937,486		943,450
Total	Ps.	13,174,991	Ps.	1,869,996	Ps.	13,334,765	Ps.	15,204,761

	Cash and		Loans and		Loans and
	cash		Short - term		Long - term		Total Loans
December 31, 2023	equivalents		Debt		Debt		and Debt
Mexico	Ps.	9,770,273	Ps.	883,153	Ps.	1,639,821	Ps.	2,522,974
Aerostar		1,518,455		344,048		8,404,199		8,748,247
Airplan		2,584,169		6,438		947,111		953,549
Total	Ps.	13,872,897	Ps.	1,233,639	Ps.	10,991,131	Ps.	12,224,770

Schedule of liquidity risk

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2022	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	637,733	Ps.	944,235	Ps.	1,354,415	Ps.	1,900,147
Long term debt		158,279		280,166		973,931		2,377,822
Suppliers		307,068
Accounts payable and accrued expenses		1,170,318

At December 31, 2023
Bank loans and interest	Ps.	853,062	Ps.	388,439	Ps.	787,830	Ps.	2,163,132
Long term debt		342,243		348,518		698,955		2,128,755
Suppliers		306,547
Accounts payable and accrued expenses		1,156,955

Schedule of short term liquidity

	December 31,
	2022		2023
Current assets	Ps.	18,080,170	Ps.	18,733,197
Current liabilities		5,563,973		4,827,227
Short term position (liquidity)	Ps.	12,516,197	Ps.	13,905,970